UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus U.S. Treasury Long Term Fund

SEMIANNUAL REPORT June 30, 2006

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Financial Futures
10	Statement of Options Written
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
22	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus U.S. Treasury Long Term Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus U.S. Treasury Long Term Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

After a long period of remarkable resilience, the U.S. bond market encountered heightened volatility during the first half of 2006, as investors reacted to each new release of economic data or comment from members of the Federal Reserve Board (the "Fed"). The economic data often painted a contradictory picture, sometimes suggesting that inflationary pressures were increasing and, at other times, seeming to point to milder economic growth.The Fed also sent mixed signals as investors attempted to determine whether the U.S. central bank might pause in its tightening campaign after seventeen consecutive rate hikes since June 2004.

In the judgment of our Chief Economist, Richard Hoey, the U.S. economy may be moving into a more mature, slower-growth phase. However, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies.As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation July 17, 2006

DISCUSSION OF FUND PERFORMANCE

Christopher Pellegrino, Portfolio Manager

How did Dreyfus U.S. Treasury Long Term Fund perform relative to its benchmark?

For the six-month period ended June 30, 2006, Dreyfus U.S. Treasury Long Term Fund achieved a total return of –4.97% .1 In comparison, the fund's benchmark, the Merrill Lynch Governments, U.S.Treasury, Long-Term Index, achieved a total return of –4.71% for the same period.2

After a prolonged period of resilience, long-term bond prices began to fall during the reporting period as inflation-related concerns intensified in an environment of robust economic growth. The fund's return was slightly lower than that of its benchmark, which we attribute primarily to fees and expenses that are not reflected in the benchmark's performance.

What is the fund's investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income. As a U.S.Treasury securities fund, the fund invests in U.S.Treasury bills, notes, bonds and other securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities.The fund may also invest in options and futures and enter into repurchase agreements with securities dealers that are backed by U.S.Treasuries.

Since U.S.Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. government, they are generally considered among the highest-quality investments available. By investing in these obligations, the fund seeks to maintain a high degree of credit safety. Of course, the market value of the fund's securities and the value of fund shares are not insured or guaranteed by the U.S. government.The fund generally maintains a dollar-weighted average maturity that exceeds 10 years, which can result in significant risk of principal decline if interest rates rise sharply.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors affected the fund's performance?

As it has since June 2004, the Federal Reserve Board (the "Fed") continued to raise short-term interest rates, driving the overnight federal funds rate to 5.25% by the reporting period's end. Despite rising interest rates, the U.S. economy continued to grow at a fairly robust pace, expanding at a 5.6% annualized rate in the first quarter alone. Still, fixed-income investors appeared relatively unconcerned about inflation through the first four months of the year, helping to support returns among long-term U.S.Treasury securities.

Investor sentiment appeared to change dramatically in early May, when another rate hike and hawkish comments by Fed Chairman Ben Bernanke and other Fed governors were interpreted as a signal that interest rates might move higher than previously expected, especially in the wake of rising energy prices and greater utilization of industrial capacity. As a result, prices of U.S. Treasury securities fell in May and June as investors revised upward their interest-rate expectations.

Over the first four months of 2006, we generally maintained the fund's average duration — a measure of sensitivity to changing interest rates —in a range that was roughly in line with the benchmark.This strategy was intended to participate in relative strength among longer-term bonds without incurring unnecessary interest-rate risks. When inflation worries surfaced in May, we reduced the fund's average duration to a point that was shorter than industry averages.This adjustment reduced the fund's sensitivity to falling bond prices at the longer end of the maturity spectrum, mitigating some of the loss to the portfolio that would have occurred due to the declining value in long-term securities.

The fund also received positive relative contributions to its performance from its yield-curve strategy. To take advantage of narrowing yield spreads early in the reporting period, we maintained a "barbell" strategy that focused on bonds at both ends of the maturity spectrum.We later began a gradual transition to a more "bulleted" structure that emphasized holdings with maturities in the five- to 10-year range.While this strategy helped performance when yield spreads widened in April, it detracted from returns as yield differences again moderated in June, resulting in negative performance for the reporting period overall.

Finally, we invested at times in Treasury Inflation Protected Securities, which helped to maintain the fund's current yield when seasonal factors caused inflation to accelerate in the spring, and we also invested periodically in U.S. government agency securities to supplement the fund's income stream in a generally range-bound market environment.

What is the fund's current strategy?

When the Fed implemented its seventeenth consecutive rate hike in late June, changes in its accompanying statement suggested that the tightening campaign might be nearing completion. In our view, monetary policy is now neutral, and any further rate increases will depend on incoming economic data, especially with regard to inflation. Accordingly, we have maintained the fund's bulleted yield-curve positioning, and we intend to look for opportunities to extend the fund's average duration once the Fed pauses.

July 17, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's return would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Governments, U.S.Treasury, Long-Term Index is an
unmanaged performance benchmark for Treasury securities with maturities of 10 years and over;
issues in the Index must have par amounts outstanding greater than or equal to $1 billion.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S.Treasury Long Term Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 3.14
Ending value (after expenses)	$950.30

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

Expenses paid per $1,000 †	$ 3.26
Ending value (after expenses)	$1,021.57

† Expenses are equal to the fund's annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes—99.4%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans—.2%
Wells Fargo Home Equity Trust,
Ser. 2006-1, Cl. A1	5.35	5/25/36	123,642 [a]	123,642
U.S. Government Agencies—1.9%
Federal National Mortgage
Association, Notes	5.80	2/9/26	1,600,000	1,544,494
U.S. Government Agencies/
Mortgage-Backed—6.7%
Government National Mortgage Association I
Ser. 2006-6, Cl. A 4.05%, 10/16/23			271,889	262,566
Ser. 2006-9, Cl. A 4.20%, 8/16/26			546,246	524,740
Ser. 2006-5, Cl. A 4.24%, 7/16/29			1,928,119	1,856,167
Small Business Administration,
Ser. 2005-P10A, Cl. 1 4.64%, 2/10/15			2,812,138	2,653,835
				5,297,308
U.S. Treasury Bonds—65.1%
4.50%, 2/15/36			4,020,000 [b]	3,605,755
5.25%, 11/15/28			11,665,000 [c]	11,613,907
5.25%, 2/15/29			7,565,000	7,534,210
6.00%, 2/15/26			1,500,000 [c]	1,625,265
6.13%, 11/15/27			3,500,000 [c]	3,868,305
7.13%, 2/15/23			1,650,000 [c]	1,974,572
7.25%, 8/15/22			3,500,000	4,223,765
7.63%, 2/15/25			10,175,000 [c]	12,925,404
8.00%, 11/15/21			3,275,000 [c]	4,189,413
				51,560,596
U.S. Treasury Notes—25.5%
4.25%, 8/15/13			5,770,000 [c]	5,476,094
4.50%, 2/28/11			2,000,000 [c]	1,950,782
4.75%, 5/15/14			4,055,000 [c]	3,956,950
5.13%, 6/30/11			6,280,000 [b]	6,289,326
5.13%, 5/15/16			2,510,000 [b]	2,507,844
				20,180,996
Total Bonds and Notes
(cost $81,382,030)				78,707,036

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.1%
U.S Treasury Notes, 5.13% 5/15/2016,
August 2006@ 99.28125	3,000,000	35,106
Put Options—.0%
3-Month Capped USD Libor-BBA Interest Rate,
June 2007 @ 5.75	15,500,000	12,467
Total Options
(cost $40,189)		47,573

	Principal
Short-Term Investments—14.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.60%, 7/13/06	8,439,000	8,429,211
4.69%, 7/27/06	3,000,000	2,991,210
4.72%, 9/7/06	100,000 [d]	99,127
Total Short-Term Investments
(cost $11,514,989)		11,519,548

Other Investment—.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $489,000)	489,000 [e]	489,000

8

Investment of Cash Collateral
for Securities Loaned—35.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $28,158,529)	28,158,529 [e]	28,158,529

Total Investments (cost $121,584,737)	150.3%	118,921,686
Liabilities, Less Cash and Receivables	(50.3%)	(39,774,494)
Net Assets	100.0%	79,147,192

[a] Variable rate security—interest rate subject to periodic change.
[b] Purchased on a delayed delivery basis.
[c] All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $30,524,215 and the total market value of the collateral held by the fund is $31,156,476, consisting of cash collateral of $28,158,529, U.S. Government and agency securities valued at $1,193,472 and Letters of Credit valued at $1,804,475.
[d] Held by a broker as collateral for open financial futures positions.
[e] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

U.S. Government		U.S. Government Agencies/
Agencies/Securities	92.5	Mortgage-Backed	6.7
Short-Term/Money		Asset/Mortgage Backed	.2
Market Investments	50.8	Options/Futures	.0
			150.2

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF FINANCIAL FUTURES June 30, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2066 ($)

Financial Futures Long
U.S. Treasury 5-Year Notes	17	1,757,906	September 2006	(11,094)
U.S. Treasury 10-Year Notes	122	12,792,844	September 2006	(85,531)
Financial Futures Short
U.S. Treasury 2-Year Notes	170	(34,472,814)	September 2006	122,186
				25,561

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN June 30, 2006 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Option
U.S Treasury Notes, 5.13%, 5/15/2016,
August 2006 @ 100.3125
(Premiums received $24,844)	6,000,000	(39,035)

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES June 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $30,524,215)—Note 1(b):
Unaffiliated issuers	92,937,208	90,274,157
Affiliated issuers	28,647,529	28,647,529
Receivable for futures variation margin—Note 4		32,701
Dividends and interest receivable		1,102,701
Receivable for shares of Beneficial Interest subscribed		11,679
Prepaid expenses		12,750
		120,081,517

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		35,893
Cash overdraft due to Custodian		61,934
Liability for securities on loan—Note 1(b)		28,158,529
Payable for investment securities purchased		12,565,002
Outstanding options written, at value (premiums
received $24,844)—See Statement of Options Written		39,035
Payable for shares of Beneficial Interest redeemed		27,839
Accrued expenses		46,093
		40,934,325

Net Assets ($)		79,147,192

Composition of Net Assets ($):
Paid-in capital		92,391,797
Accumulated distributions in excess of investment income—net		(93,656)
Accumulated net realized gain (loss) on investments		(10,499,265)
Accumulated net unrealized appreciation (depreciation)
on investments(including $25,561 net unrealized
appreciation on financial futures)		(2,651,684)

Net Assets ($)		79,147,192

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,223,286
Net Asset Value, offering and redemption price per share ($)		15.15

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	1,862,561
Dividends;
Affiliated issuers	38,490
Income from securities lending	5,632
Total Income	1,906,683
Expenses:
Management fee—Note 3(a)	239,603
Shareholder servicing costs—Note 3(b)	82,293
Auditing fees	23,932
Registration fees	9,449
Trustees' fees and expenses—Note 3(c)	8,070
Legal fees	6,247
Prospectus and shareholders' reports	6,212
Loan commitment fees—Note 2	505
Custodian fees—Note 3(b)	250
Miscellaneous	1,717
Total Expenses	378,278
Less—reduction in management fee
due to undertaking—Note 3(a)	(118,567)
Net Expenses	259,711
Investment Income—Net	1,646,972

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,079,232)
Net realized gain (loss) on options transactions	6,899
Net realized gain (loss) on financial futures	(213,255)
Net realized gain (loss)	(1,285,588)
Net unrealized appreciation (depreciation) on investments
[including ($100,681) net unrealized (depreciation) on futures]	(4,553,599)
Net Realized and Unrealized Gain (Loss) on Investments	(5,839,187)
Net (Decrease) in Net Assets Resulting from Operations	(4,192,215)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income —net	1,646,972	3,059,012
Net realized gain (loss) on investments	(1,285,588)	2,919,840
Net unrealized appreciation
(depreciation) on investments	(4,553,599)	(1,541,881)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(4,192,215)	4,436,971

Dividends to Shareholders from ($):
Investment income—net	(1,822,746)	(3,559,417)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	11,812,771	16,868,060
Dividends reinvested	1,338,417	2,494,134
Cost of shares redeemed	(10,979,990)	(18,568,581)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,171,198	793,613
Total Increase (Decrease) in Net Assets	(3,843,763)	1,671,167

Net Assets ($):
Beginning of Period	82,990,955	81,319,788
End of Period	79,147,192	82,990,955
Undistributed (distributions in excess of)
investment income—net	(93,656)	82,118

Capital Share Transactions (Shares):
Shares sold	749,868	1,027,773
Shares issued for dividends reinvested	86,354	152,302
Shares redeemed	(700,166)	(1,138,109)
Net Increase (Decrease) in Shares Outstanding	136,056	41,966

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describe the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

[a] Based on average shares outstanding at each month end. [b] Not annualized. [c] Annualized. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S.Treasury Long Term Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation, (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, financial futures and options) are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. It is the fund's policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $8,561,793 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2005. If not applied, $3,782,694 of the carryover expires in fiscal 2007, $498,604 expires in fiscal 2010 and $4,280,495 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $3,559,417. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund's average daily net assets and is payable monthly.The Manager had undertaken from January 1, 2006 through June 30, 2006, to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $118,567 during the period ended June 30, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2006, the fund was charged $38,210 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the fund was charged $25,406 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement to provide custodial services for the portfolio. During the period ended June 30, 2006, the fund was charged $250 pursuant to the custody agreement.

During the period ended June 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $38,876, custodian fees $3,228, chief compliance officer fees $1,926 and transfer agency per account fees $9,000, which are offset against an expense reimbursement currently in effect in the amount of $17,137.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions during the period ended June 30, 2006, amounted to $86,512,689 and $83,973,122, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading.Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits are determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2006, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) calls/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

In addition, the following table summarizes the fund's call/put options written during the period ended June 30, 2006:

At June 30, 2006, accumulated net unrealized depreciation on investments was $2,663,051, consisting of $181,777 gross unrealized appreciation and $2,844,828 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund's Board of Directors held on May 24, 2006, the Board unanimously approved the continuation of the fund's Management Agreement, for a one-year term ending July 31, 2007. The Board is comprised entirely of individuals who have no affiliation with the Manager or any affiliates of the Manager.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the renewal of the Management Agreement, including performance and expense information for other investment companies with similar investment objectives to the fund derived from data compiled by Lipper Inc., an independent third party ("Lipper").

During their meeting, the Board discussed the proposed continuance of the Management Agreement with senior management personnel of the Manager. At the conclusion of these discussions, the Board members and their independent counsel met in an executive session, at which no representative of the Manager was present, to continue their discussion of the continuance of the Management Agreement. In determining to continue the Management Agreement, the Board members considered all factors which they believed to be relevant.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund, as well as other funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities.The Board members also considered that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Management Fee, Expense Ratio, and Performance. The Board members reviewed the fund's performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and yield and total return perfor-mance.The fund's yield and total return were compared to those of a Performance Universe, consisting of all funds with the same Lipper classification/objective, and a Performance Group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund's contractual and actual management fee and operating expenses were compared to those of an Expense Universe, consisting of all funds with the same or similar Lipper classification/objective and a similar sales load structure, and an Expense Group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board. As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, any 12b-1 or non-12b-1 service fees, and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

The Board reviewed the results of the Performance Group and Performance Universe comparisons for various periods ended March 31, 2006.The Board noted that the fund's total return for the one-year period was ranked second out of the three funds in its Performance Group and in the second quintile among its Performance Universe. The Board further noted that the fund's total return was in the first, second or third quintile among its Performance Universe for all periods reviewed and, in each year, was better than the median.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT(Unaudited) (continued)

The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund's actual management fee (after fee waivers and expense reimbursements) was the lowest of the Expense Group and Expense Universe.The fund's total expense ratio was the lowest of the Expense Group and second lowest of the Expense Universe.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager or its affiliates with similar investment objectives,policies and strategies as the fund (the "Similar Accounts"),and explained the nature of the Similar Accounts and any differences, from the Manager's perspective, in providing services to the Similar Accounts as compared to the fund.The Manager's representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the Manager's performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts, to evaluate the appropriateness and reasonableness of the fund's management fee.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager,including the nature,extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that,if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the fund's overall performance and generally superior service levels provided. The Board also noted the Manager's absorption of certain expenses of the fund over the past year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's overall performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and advisory fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

The Fund 25

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

For More Information

© 2006 Dreyfus Service Corporation 0073SA0606

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)